Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2019	2018
Land and land improvements	$3,148,834	$3,148,834
Building and improvements	8,245,585	8,244,384
Machinery and equipment	27,474,099	27,312,627
Furniture and fixtures	904,256	902,633
Construction in progress	254,471	225,759
Total property and equipment, at cost	40,027,245	39,834,237
Less accumulated amortization and depreciation	(30,017,022)	(28,629,598)
Property and equipment, net	$10,010,223	$11,204,639